Stockholders' Deficit	12 Months Ended
Dec. 31, 2011
Stockholders' Deficit [Abstract]
Stockholders' Deficit

11. Stockholders' Deficit

Common Stock

In December 2009, we completed the sale of 300,000 shares of our common stock to an institutional investor for gross proceeds of approximately $510,000. Net proceeds were approximately $478,000.

In September and October 2009, members of our board of directors exercised options to purchase 659,862 shares of our common stock at prices ranging from $0.79 to $1.40 per share. Net proceeds were approximately $555,000.

As of December 31, 2011, warrants to purchase shares of common stock consisted of the following (in thousands, except per share price):

Date Issued	Expiration Date	Exercise Price	Outstanding at December 31, 2011
12/17/2007	12/17/2012	$2.00	6,650
12/18/2009	12/18/2014	2.13	42
09/27/2010	09/27/2015	0.87	288
03/15/2011	03/15/2017	1.57	6,000

			12,980

Shares Reserved for Future Issuance

As of December 31, 2011, shares of common stock reserved by us for future issuance consisted of the following (in thousands):

Stock options outstanding	5,414
Restricted stock awards	181
Future stock option grants or stock awards	2,578
Shares issuable upon the exercise of warrants	12,980

21,153